Leases - Summary of Changes in Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Beginning Balance	$ 133,182	$ 350,973
Acquisition	281,854	21,801
Interest	16,033	15,601
Payments	(247,419)	(231,156)	$ (228,280)
Change in contract	0	6,305
Contract termination	(1,510)	(5,555)
Loss from transacting foreign operations	(2,903)	(24,787)
Ending Balance	$ 179,237	$ 133,182	$ 350,973